INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

August 8, 2025

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the funds listed below (together, the “TRADR DAILY 4 ETFs”):

Tradr 2X Long APO Daily ETF	Tradr 2X Long NEM Daily ETF
Tradr 2X Long BE Daily ETF	Tradr 2X Long NIQ Daily ETF
Tradr 2X Long BLSH Daily ETF	Tradr 2X Long NNE Daily ETF
Tradr 2X Long CLS Daily ETF	Tradr 2X Long NXPI Daily ETF
Tradr 2X Long DASH Daily ETF	Tradr 2X Long ON Daily ETF
Tradr 2X Long ETSY Daily ETF	Tradr 2X Long OPEN Daily ETF
Tradr 2X Long FLY Daily ETF	Tradr 2X Long QS Daily ETF
Tradr 2X Long IREN Daily ETF	Tradr 2X Long SNPS Daily ETF
Tradr 2X Long KSS Daily ETF	Tradr 2X Long SRPT Daily ETF
Tradr 2X Long MCHP Daily ETF	Tradr 2X Long WULF Daily ETF

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 462 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating the TRADR DAILY 4 ETFs series of the Trust.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane Drake
Secretary